17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Rental Income Under Operating Leases Tables
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
2014	1,059
2015	711
2016	501
Later years	—
Total	$2,271